Members' Equity	9 Months Ended
Sep. 30, 2025
Stockholders' Equity
Members' Equity
5. Members’ Equity
In connection with the Merger, the Company issued 1,000 common units (“Common Units”) to its members for an aggregate cash amount of $8.3 billion. Prior to the Merger, the Company issued 125 Series A Preferred Units (the “Preferred Units”) for an aggregate cash amount of $125,000. The issuance of the Preferred Units was made through a private placement in reliance on Section 4(a)(2) of the Securities Act, and the rules and regulations promulgated thereunder. Additionally, during the nine
months ended
September
 30, 2025, one of the Company’s wholly-owned subsidiaries issued
125
Series B Preferred Units for an aggregate cash amount of $
125,000
.
In accordance with the Company’s operating agreement, members holding Preferred Units (“Preferred Members”) receive distributions bi-annually
and Members holding Common Units (“Common Members”) may receive distributions monthly. Common Members may be subject to capital calls. Except for their initial capital contribution, no Preferred Members may make any additional capital contributions. Additionally, no Preferred Members have the right to demand a withdrawal, reduction or return of their capital contributions or receive interest thereon.
The Preferred Units rank senior to the Common Units of the Company and to all other membership interests and equity securities issued by the Company with respect to distribution and redemption rights and rights upon liquidation, dissolution or winding up of the Company.